INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes:
Domestic	$ 5,955	$ 8,351	$ 8,149
Foreign	1,113	1,136	1,750
Total	7,068	9,487	9,899
Deferred taxes:
Domestic	(453)	(3,948)	(4,004)
Foreign	(32)	150	649
Deferred taxes, net	485	3,798	3,355
Taxes on income	$ 6,583	$ 5,689	$ 6,544